As filed with the Securities and Exchange Commission on January 24, 2020.

1933 Act File No.	333-222120
1940 Act File No.	811-23320

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________________

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 1
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 6

 (Check appropriate box or boxes)
___________________________

Procure ETF Trust I
(Exact Name of Registrant as Specified in Charter)
___________________________

16 Firebush Road
Levittown, PA 19056
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (215) 943-1777

Robert S. Tull
Procure ETF Trust I
16 Firebush Road,
Levittown, PA 19056
(Name and Address of Agent for Service)
___________________________

With Copies to:
Peter J. Shea, Esq.
K&L Gates LLP
599 Lexington Ave
New York, NY 10022

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates to the LGBTQ + ESG100 ETF (the “Fund”), a series of Procure ETF Trust I. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant represents that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of Levittown, State of Pennsylvania on this 24th day of January, 2020.

Procure ETF Trust I

By:	/s/ Robert Tull
Robert Tull
President

Pursuant to the requirements of the Securities Act this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Tull	Trustee and President	January 24, 2020
Robert Tull

/s/ Adrienne Binik-Chanin	Treasurer, Chief Financial Officer and Principal Accounting Officer	January 24, 2020
Adrienne Binik-Chanin

*Lawrence Larkin	Trustee	January 24, 2020

*Arlene Reyes	Trustee	January 24, 2020

*James Brenner	Trustee	January 24, 2020

*By: /s/ Robert Tull

* Attorney-in-Fact pursuant to powers of attorney dated November 1, 2020 filed as exhibits to Pre-Effective Amendment No. 3 to the Registration Statement, filed on November 15, 2019, and incorporated by reference herein

EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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